INVESCO TREASURER'S SERIES FUNDS, INC.

                  INVESCO Treasurer's Money Market Reserve Fund
                   INVESCO Treasurer's Tax-Exempt Reserve Fund

                     Supplement dated August 27, 2003 to the
           Statement of Additional Information dated August 27, 2003.



Effective October 1, 2003, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, will replace INVESCO Funds Group, Inc. as transfer agent.